Intangible Assets (Schedule of net intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 5,781	$ 5,770
Accumulated amortization	4,734	2,846
Intangible assets, Net	1,047	2,924
Amortization expense	1,888	2,240	$ 1,168
Current technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	3,844	3,833
Accumulated amortization	3,181	1,930
Intangible assets, Net	$ 663	1,903
Useful life	3 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 1,937	1,937
Accumulated amortization	1,553	916
Intangible assets, Net	$ 384	$ 1,021
Useful life	3 years